Related Party Transactions - Additional Information (Detail) - GBP (£)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016	Apr. 01, 2018	Mar. 31, 2002
Disclosure Of Transactions Between Related Parties [Line Items]
Dividends paid	[1]		£ 2,350,000,000		£ 1,450,000,000
Loan facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Applicable margin to LIBOR		1.025%
Loan facility [Member] | Top of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest receivable on loan facilities		£ 25,000,000,000
Loan facility [Member] | Bottom of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest receivable on loan facilities		10,000,000,000
British Telecommunications plc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Investment in the company							£ 18,500,000,000
Dividends paid		£ 0	2,350,000,000	[2]	1,450,000,000
Final dividend declared			£ 0		2,350,000,000
British Telecommunications plc [Member] | Events After Reporting Period [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Final dividend declared						£ 2,500,000,000
Ultimate Parent Company [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Equity placing					£ 1,000,000,000

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements.
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the company financial statements